Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2016	Feb. 28, 2017	Feb. 29, 2016
Income Taxes Details
Net tax loss carry-forwards			$ 14,337,562		$ 11,627,532	$ 9,591,131
Statutory rate			34.00%		34.00%	34.00%
Expected tax recovery			$ 4,874,771		$ 3,953,361	$ 3,260,985
Change in valuation allowance			(4,874,771)		(3,953,361)	(3,260,985)
Income tax provision
Components of deferred tax asset:
Non capital tax loss carry forwards			4,874,771		3,953,361	3,260,985
Less: valuation allowance			(4,874,771)		(3,953,361)	(3,260,985)
Net deferred tax asset